S000029838 [Member] Shareholder Fees - AB Taxable Multi-Sector Income Shares - AB Taxable Multi-Sector Income Shares	Apr. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%